Bank Borrowings and Restricted Cash (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Short-term facilities:
Short-term facilities	$ 65,689	417,323	281,918	59,604
Long-term facilities - Current portion	27,599	175,338	203,967	0
Debt, Current	93,288	592,661	485,885	59,604
Long-term facilities:
Long-term portion	107,580	683,456	1,228,993	0
Long-term Debt and Capital Lease Obligations	107,580	683,455	1,228,993	0
Restricted Cash	$ 62,759	398,706	456,250	136,000